Accrued liabilities and other current liabilities	12 Months Ended
Mar. 31, 2022
Accrued Liabilities and Other Liabilities [Abstract]
Accrued liabilities and other current liabilities

14.	Accrued liabilities and other current liabilities
Accrued liabilities and other current liabilities consist of the following:

	As of March 31, 2021	As of March 31, 2022
	RMB	RMB
Logistics expenses payables	16,594	14,625
Advances from customers	3,534	3,773
Payable for investment (Note (11))	—	2,563
Refund obligation of sales returns	1,543	1,411
Professional service fee accruals	3,449	579
Accrued advertising expenses	228	150
Others	4,707	4,223

Total	30,055	27,324